Marketable Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities And Unrealized Loss Position [Line Items]
Trading securities	$ 11.4	$ 10.3
Significant realized or unrealized gains or losses on securities	0	0
Other-than-temporary impairments of marketable securities	$ 0	$ 0